Cover	Aug. 15, 2025 shares
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	ADVENT CONVERTIBLE AND INCOME FUND
Shares, Outstanding	44,148,745
Entity Central Index Key	0001219120
Amendment Flag	false